Financial Instruments Not Recorded at Fair Value (Parenthetical) (Detail) (8.875% Senior Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying Amount
Derivatives, Fair Value [Line Items]
Senior note percentage	8.875%	8.875%
Fair Value
Derivatives, Fair Value [Line Items]
Senior note percentage	8.875%	8.875%